SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS [Text Block]

20. SUBSEQUENT EVENTS

  Subsequent to the year-end, the Company sold 41,000 shares under its ATM for gross proceeds of US$155,307 (C$198,432) and paid 2.75% commission.
  In January 2021, the Company increased its loan receivable from US$140,000 to US$175,000.
  Subsequent to the year-end, 147,733 options were exercised.
  On February 24, 2021, the Company issued 100,000 options to its new director at an exercise price of $4.24 per option, with the expiry date February 24, 2026.